GENERAL AND ADMINSTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Salaries	$ 23.1	$ 24.0
Director fees and expenses	0.9	1.0
Professional and consulting fees	5.6	5.8
Other administration costs	4.7	4.4
Share-based compensation	7.4	5.2
Gain on cash flow hedge	(0.4)	(0.7)
Depreciation expense	0.8	0.6
General and administrative	$ 42.1	$ 40.3